Shareholders' Deficit (Details) - Schedule of Common Stock Issued Reverse of Recapitalization	Sep. 30, 2024 shares
Schedule of Common Stock Issued Reverse of Recapitalization [Line Items]
ACAC’s common stock outstanding prior to Reverse Recapitalization	3,971,634
Less: redemption of ACAC’s common stock	(1,744,663)
Common stock issued to underwriter	43,125
Total common stock issued upon completion of the Reverse Recapitalization	2,270,096